Schedule of Investments PIMCO California Municipal Income Fund III	March 31, 2024 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 170.1% ¤
MUNICIPAL BONDS & NOTES 166.7%
ARIZONA 0.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	$730	$44

CALIFORNIA 153.4%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2052 (b)	1,900	498
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2049 (c)	2,525	1,395
Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023 4.250% due 08/01/2050	2,300	2,315
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (b)	600	187
Bay Area Toll Authority, California Revenue Bonds, Series 2023 4.125% due 04/01/2054	1,500	1,489
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,330	1,324
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 11/01/2054	1,750	1,884
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	2,100	1,747
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	1,000	783
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	1,000	855
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2035	1,805	1,841
6.000% due 06/01/2042	7,000	7,141
6.125% due 06/01/2038	1,000	1,001
California County Tobacco Securitization Agency Revenue Bonds, Series 2007 0.000% due 06/01/2057 (b)	4,000	610
California County Tobacco Securitization Agency Revenue Bonds, Series 2020 0.000% due 06/01/2055 (b)	4,000	781
California Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 10/01/2043	1,000	1,049
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	3,000	3,034
California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,960	3,023
5.000% due 08/15/2055	5,000	5,094
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,220	1,235
4.000% due 11/01/2044	1,000	1,003
4.000% due 11/01/2051	2,250	2,231
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 08/15/2050	1,000	983
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 08/15/2048	2,300	2,254
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.000% due 11/15/2044	1,500	1,700
California Housing Finance Revenue Bonds, Series 2024 5.700% due 06/01/2054	1,100	1,101
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	5,000	391
4.000% due 11/01/2050	860	814
8.000% due 01/01/2050	1,450	1,480
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	1,500	1,674
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 06/01/2048	1,100	1,154
California Municipal Finance Authority Revenue Bonds, Series 2020 4.100% due 10/01/2045	900	899
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2050 (d)	1,200	1,034
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	2,000	2,088
California Public Finance Authority Revenue Bonds, Series 2017 4.350% due 08/01/2052	2,000	2,000
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,250	1,305

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2024 (Unaudited)

California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	1,500	1,501
California State General Obligation Bonds, Series 2018 5.000% due 10/01/2047	2,000	2,057
California State General Obligation Bonds, Series 2020 4.000% due 11/01/2040	850	875
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,500	1,669
California State General Obligation Bonds, Series 2022
4.000% due 09/01/2042	1,150	1,181
4.000% due 04/01/2049	1,750	1,759
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	1,600	1,640
California State University Revenue Bonds, Series 2015 5.000% due 11/01/2047	6,750	6,894
California State University Revenue Bonds, Series 2023 5.000% due 11/01/2044	1,000	1,141
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	950	1,037
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2047	250	247
California Statewide Communities Development Authority Revenue Bonds, Series 2008 4.200% due 08/15/2047	2,000	2,000
California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	190
5.000% due 06/01/2046	1,000	1,001
5.000% due 12/01/2046	3,100	3,126
5.250% due 12/01/2056	3,750	3,791
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 03/01/2042	2,500	2,413
4.000% due 07/01/2048	850	835
4.000% due 12/01/2057	2,000	1,848
5.000% due 03/01/2048	1,505	1,536
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	1,490	1,335
Calistoga Joint Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,275	1,411
Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2038 (b)	1,300	727
0.000% due 08/01/2039 (b)	1,600	847
0.000% due 08/01/2041 (b)	1,935	923
0.000% due 08/01/2046 (b)	1,500	558
Chino Valley Unified School District, California General Obligation Notes, Series 2022 0.000% due 08/01/2030 (b)	1,135	929
City of California, Eureka City Schools, General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2049	2,000	1,976
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	1,500	1,031
4.000% due 08/01/2047	595	491
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	750	631
Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	2,000	2,226
Corona Norco Unified School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2047	1,460	1,460
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	354
3.400% due 10/01/2046	350	286
4.000% due 08/01/2056	500	431
4.000% due 10/01/2056	750	558
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	1,800	974
Department of Veterans Affairs Veteran's Farm & Home Purchase Program, California Revenue Bonds, Series 2022 4.950% due 12/01/2046	300	310
Desert Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2051	1,100	1,095
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2024 5.000% due 06/01/2043	600	689
El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2052	1,400	1,517
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,008
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,160	1,138
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014 3.950% due 01/15/2053	720	661
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2045	1,400	1,412
Fresno Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	2,125	2,076
Glendale Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2050	1,000	998
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	1,500	1,641
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	20,500	2,325

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2024 (Unaudited)

Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,150	1,155
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	2,000	1,703
Hayward Unified School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2038	5,000	5,023
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	2,000	1,975
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2053	1,250	1,228
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2023 4.000% due 08/01/2053	1,250	1,215
Long Beach Unified School District, California General Obligation Bonds, Series 2009 5.750% due 08/01/2033	305	305
Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018 4.000% due 12/01/2048	2,000	1,955
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2021 4.000% due 06/01/2037	1,500	1,597
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	1,185	1,188
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2048	1,800	1,859
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2001 4.350% due 07/01/2035	1,000	1,000
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,190	1,308
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,700	3,440
7.000% due 11/01/2034	2,285	2,879
Manteca Financing Authority, California Revenue Bonds, Series 2009 5.750% due 12/01/2036	1,000	1,003
Manteca Unified School District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2045	1,800	1,788
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2040	2,545	2,567
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	3,650	3,660
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2021 5.000% due 11/01/2038	1,790	2,057
Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	2,200	2,179
Oakland Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 09/01/2036	800	817
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2051	400	397
Ontario Montclair School District, California General Obligation Bonds, Series 2017 5.000% due 08/01/2046	1,525	1,595
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2052	1,115	1,133
Pacifica School District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2048	1,250	1,230
Redwood City School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,700	1,887
Richmond, California Wastewater Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,190	1,190
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2045 (b)	1,500	551
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	900	906
Riverside County, California Transportation Commission Revenue Bonds, Series 2013 0.000% due 06/01/2042 (b)	1,000	459
Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2047	1,880	1,811
Riverside, California Electric Revenue Bonds, Series 2024 5.000% due 10/01/2049	2,200	2,472
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	2,000	2,030
Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2049	1,340	1,308
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,000	1,093
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	400	401
Sacramento Municipal Utility District, California Revenue Bonds, Series 2023 5.000% due 08/15/2048	500	561
San Bernardino Community College District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2049	3,000	3,296
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2053	3,000	3,306
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	2,250	2,149
5.000% due 07/01/2051	1,925	2,017
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2022 5.000% due 05/15/2047	1,000	1,112
San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	4,000	3,958

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2024 (Unaudited)

5.000% due 07/01/2048	2,000	2,246
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	2,125	2,207
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	3,750	3,861
San Francisco, California City & County Certificates of Participation Bonds, Series 2015 4.000% due 09/01/2033	1,500	1,501
San Francisco, California City & County General Obligation Bonds, Series 2022 5.000% due 06/15/2042	2,265	2,506
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,500	1,684
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,500	1,638
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023 5.250% due 11/01/2052	1,250	1,428
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	1,250	1,253
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2052	1,500	1,671
San Juan Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,500	1,485
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2034	885	908
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2034 (b)	2,530	1,827
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	2,000	2,142
San Mateo County, California Transportation Authority Revenue Bonds, Series 2020 4.200% due 06/01/2049	1,500	1,500
San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018 4.000% due 07/15/2052	1,550	1,522
Santa Ana Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2048	1,250	1,236
Santa Clarita Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2046	1,800	1,777
Santa Monica, California Community College District General Obligation Bonds, Series 2022 4.000% due 08/01/2045	1,040	1,058
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (b)	1,000	514
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	2,000	1,999
Southwestern Community College District, California General Obligation Bonds, Series 2021 4.000% due 08/01/2046	3,850	3,876
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2047	1,495	1,652
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	1,785	1,935
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	20,000	3,485
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (b)	3,995	770
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2048	1,325	1,380
University of California Revenue Bonds, Series 2018 4.000% due 05/15/2043	1,050	1,047
University of California Revenue Bonds, Series 2022 5.000% due 05/15/2052	4,500	4,940
University of California Revenue Bonds, Series 2024 5.000% due 05/15/2043	800	915
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	2,250	2,065
Victor Valley Community College District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2051	660	726
Washington Township Health Care District, California General Obligation Bonds, Series 2015 4.000% due 08/01/2045	2,500	2,442
Washington Township Health Care District, California General Obligation Bonds, Series 2023 5.500% due 08/01/2053	1,270	1,427

		267,542

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,375	2,062
7.120% due 10/01/2038	420	408

		2,470

ILLINOIS 0.6%
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	1,000	1,063

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.817% due 12/20/2036	1,681	1,683

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2024 (Unaudited)

NEW YORK 0.2%
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	425	408

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	570	17

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,005	1,113

PUERTO RICO 7.9%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	18,000	1,373
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,890	1,095
0.000% due 11/01/2051	2,591	1,402
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,000	657
4.000% due 07/01/2041	1,000	944
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	7,700	2,468
0.000% due 07/01/2051 (b)	6,630	1,554
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	4,280	4,269

		13,762

TEXAS 0.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	390	262
12.000% due 12/01/2045	650	571

		833

VIRGINIA 0.5%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	15,000	478
5.500% due 07/01/2044	500	458

		936

WISCONSIN 0.5%
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2055 (b)	4,100	884

Total Municipal Bonds & Notes (Cost $289,230)		290,755

U.S. GOVERNMENT AGENCIES 2.0%
Freddie Mac
3.600% due 12/01/2040	1,998	1,835
3.720% due 01/01/2041	1,698	1,598

Total U.S. Government Agencies (Cost $3,385)		3,433

SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (e) 1.4%		2,484

Total Short-Term Instruments (Cost $2,484)		2,484

Total Investments in Securities (Cost $295,099)		296,672

Total Investments 170.1% (Cost $295,099)		$296,672
Auction Rate Preferred Shares (49.8)%		(86,775)
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (21.5)%		(37,511)
Other Assets and Liabilities, net (1.2)%		2,020

Net Assets Applicable to Common Shareholders 100.0%		$174,406

Schedule of Investments PIMCO California Municipal Income Fund III (Cont.)	March 31, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2050	08/03/2022	$1,089	$1,034	0.59%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	03/28/2024	04/01/2024	$2,484	U.S. Treasury Bills 0.010% due 06/18/2024	$(2,534)	$2,484	$2,485

Total Repurchase Agreements						$(2,534)	$2,484	$2,485

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2024 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2024

Investments in Securities, at Value
Municipal Bonds & Notes
	Arizona			$0	$44	$0	$44
	California			0	267,542	0	267,542
	Delaware			0	2,470	0	2,470
	Illinois			0	1,063	0	1,063
	New Hampshire			0	1,683	0	1,683
	New York			0	408	0	408
	North Dakota			0	17	0	17
	Pennsylvania			0	1,113	0	1,113
	Puerto Rico			0	13,762	0	13,762
	Texas			0	833	0	833
	Virginia			0	936	0	936
	Wisconsin			0	884	0	884
U.S. Government Agencies				0	3,433	0	3,433
Short-Term Instruments
	Repurchase Agreements			0	2,484	0	2,484

Total Investments				$0	$296,672	$0	$296,672

There were no significant transfers into or out of Level 3 during the period ended March 31, 2024.

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Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated Pacific Investment Management Company LLC (“PIMCO”) as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2024, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

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Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance

Other Abbreviations:
TBA	To-Be-Announced